Debt - Conversion and Earnings Per Share Impact (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 27, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2013 d	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Convertible notes settled by cash payment				$ 125,407,000	$ 0	$ 0
Convertible senior notes sold				483,500,000	448,500,000
Total consideration allocated to re-acquisition of equity component				1,532,000	$ 1,280,000
2017 Convertible Senior Notes
Debt Instrument [Line Items]
Convertible debt, threshold percentage of stock price trigger (exceeded)			130.00%
Convertible debt, threshold trading days (more than) | d			20
Convertible debt, threshold consecutive trading days | d			30
2017 Convertible Senior Notes | Secured Debt
Debt Instrument [Line Items]
Gain (loss) on debt conversion				$ 0
Convertible Notes | 2017 Convertible Senior Notes
Debt Instrument [Line Items]
Convertible notes settled by cash payment	$ 65,000,000	$ 60,400,000
Convertible senior notes sold		50,000,000.0					$ 115,000,000.0
Extinguishment of liability component		49,700,000
Total consideration allocated to re-acquisition of equity component		10,700,000
Carrying value of repurchased notes		48,900,000.0
Loss recognized on repurchase transaction		$ (800,000)